Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Statements of Financial Position – Parent Company Only

STATEMENTS OF FINANCIAL POSITION – PARENT COMPANY ONLY

	As of December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Assets
Cash and cash equivalents	$15,727,755	$15,751,630
Other current assets	274,109	108,215
Amount due from related parties	-	3,311,266
Investment in subsidiaries	16,467,544	10,570,243
Total assets	$32,469,408	$29,741,354

Liabilities and equity

Other current liabilities	$419,581	$1,209,317
Borrowings from related parties	-	3,300,212
Total liabilities	419,581	4,509,529

Equity
Ordinary shares – par value $0.12* authorized 300,000,000 shares, issued and outstanding 17,808,947 shares at December 31, 2024; issued and outstanding 9,830,373 shares at December 31, 2023	2,137,108	1,179,680
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	93,102,042	80,983,164
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(64,204,840)	(58,340,675)
Accumulated other comprehensive income	590,981	985,120
Capital & reserves attributable to equity holders of the Company	32,049,827	25,231,825
Total liabilities and equity	$32,469,408	$29,741,354

*	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.

Schedule of Statements of Profit or Loss and Comprehensive Loss - Parent Company

STATEMENTS OF PROFIT OR LOSS AND COMPREHENSIVE LOSS – PARENT COMPANY ONLY

	For the years ended December 31,
	2024	2023	2022
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$-	$-	$-
Cost of sales	-	-	-
Gross margin	-	-	-

Impairment of goodwill	-	(2,267,583)	-
Stock-based compensation expense	(1,849,356)	(1,101,800)	-
Administrative expenses	(3,052,961)	(2,931,064)	(4,042,981)
Loss from operations	(4,902,317)	(6,300,447)	(4,042,981)

Other income, net	-	380,759	56,642
Finance income (cost), net	456,570	8,420	(315,750)
Net loss on foreign exchange	(17,811)	-	-
Equity loss of subsidiaries	(1,400,607)	(23,660,393)	(14,262,705)
Net loss attributable to equity holders of the Company	$(5,864,165)	$(29,571,661)	$(18,564,794)

Schedule of Statements of Cash Flows - Parent Company

STATEMENTS OF CASH FLOWS – PARENT COMPANY ONLY

	For the years ended December 31,
	2024	2023	2022
	(Unaudited)	(Unaudited)	(Unaudited)
Operating activities
Net loss	$(5,864,165)	$(29,571,661)	$(18,564,794)
Adjustments to reconcile net loss to net cash provided by operating activities
Stock-based compensation expense	1,849,356	1,101,800	252,095
Finance (income) cost, net	(456,570)	62,371	230,267
Impairment of goodwill	-	2,267,583	-
Equity loss from equity investments	(5,453,233)	14,262,703	14,262,705
Changes in operating assets and liabilities:
Other receivables, net	295,316	(99,215)	(3,167)
Trade payables and other current liabilities	(794,311)	6,625,255	(25,834,800)
Net cash used in operating activities	(10,423,607)	(5,351,164)	(29,657,694)

Financing activities
Proceeds from issue of shares	10,399,732	20,867,386	20,346,353
Proceeds from exercise of warrants	-	506,693	3,014,710
Proceeds from a convertible note	-	-	1,500,000
Cash repayment for a convertible note	-	(554,238)	-
Cash paid for the cancellation of fractional shares	-	(49,664)	-
Net cash provided by financing activities	10,399,732	20,770,177	24,861,063

Net increase (decrease) in cash and cash equivalents and restricted cash	(23,875)	15,419,013	(4,796,631)
Cash and cash equivalents at beginning of year	15,751,630	332,617	5,129,248
Cash and cash equivalents at end of year	$15,727,755	$15,751,630	$332,617